Other assets (Tables)	6 Months Ended
Jun. 30, 2023
Miscellaneous assets [abstract]
Disclosure of other assets
Other assets include the following:

in € thousand	June 30, 2023	December 31, 2022
R&D tax credit receivables	42,183	49,174
Advance payments	1,452	1,672
Tax receivables	2,915	9,066
Prepaid expenses	3,463	4,939
Contract costs	3,710	3,710
Consumables and supplies on stock	81	1,380
Miscellaneous current assets	7,032	451
OTHER NON-FINANCIAL ASSETS	60,836	70,391
Deposits	12,009	11,822
Miscellaneous financial assets	170	165
OTHER FINANCIAL ASSETS	12,179	11,988
OTHER ASSETS	73,015	82,378
Less non-current portion	7,933	8,299
CURRENT PORTION	65,082	74,079